CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 249,728	$ 36,207	¥ 217,901
Restricted cash	1,482	215	1,468
Short-term investment	1,001	145
Short-term financing receivables, net	87,087	12,626	97,200
Short-term financial guarantee assets, net	6,480	940	12,947
Accounts receivable, net	18,627	2,701	36,854
Prepayments and other current assets, net	22,628	3,280	155,087
Amounts due from related parties	2,161	313	5,455
Total current assets	389,194	56,427	526,912
Non-current assets:
Non-current restricted cash	5,000	725	5,417
Long-term financing receivables, net			571
Long-term financial guarantee assets, net			184
Long-term investments	35,000	5,075	122,572
Property, equipment and software, net	89,795	13,019	95,695
Intangible assets, net	9,882	1,433	9,882
Total non-current assets	139,677	20,252	234,321
TOTAL ASSETS	528,871	76,679	761,233
Current liabilities:
Short-term funding debts (including amounts of the consolidated VIEs of RMB30 and nil, respectively)			30
Convertible loan, current (including amounts of consolidated VIEs of nil and nil, respectively)	113,000	16,383
Accounts payable (including amounts of the consolidated VIEs of RMB20,443 and RMB19,288, respectively)	22,684	3,289	21,400
Amounts due to related parties, current (including amounts of the consolidated VIEs of RMB289,936 and RMB294,590 respectively)	294,634	42,718	289,936
Tax payable (including amounts of consolidated VIEs of RMB26,402 and RMB32,813, respectively)	36,476	5,289	30,901
Financial guarantee liabilities (including amounts of consolidated VIEs of RMB13,736 and RMB6,914, respectively)	6,914	1,002	13,736
Accrued expenses and other liabilities (including amounts of consolidated VIEs of RMB23,690 and RMB24,803, respectively)	52,277	7,579	48,963
Total current liabilities	525,985	76,260	404,966
Non-current liabilities:
Convertible loan, non-current (including amounts of consolidated VIEs of nil and nil, respectively)			400,000
Deferred tax liabilities (including amounts of consolidated VIEs of nil and nil, respectively)	2,470	358	1,493
Long-term loan (including amounts of consolidated VIEs of nil and nil, respectively)	236,755	34,326
Other non-current liabilities (including amounts of consolidated VIEs of RMB210 and nil, respectively)	10,798	1,566	19,331
Amounts due to related parties, non-current (including amounts of consolidated VIEs of nil and nil, respectively)			472
Total non-current liabilities	250,023	36,250	421,296
TOTAL LIABILITIES	776,008	112,510	826,262
Commitments and contingencies (Note 24)
DEFICIT
Additional paid-in capital	1,998,822	289,802	1,992,321
Statutory reserves	31,995	4,639	31,279
Accumulated other comprehensive income	15,685	2,274	9,120
Accumulated deficit	(2,448,823)	(355,046)	(2,257,924)
Total shareholders' deficit	(402,046)	(58,291)	(224,929)
Non-controlling interests	154,909	22,460	159,900
TOTAL DEFICIT	(247,137)	(35,831)	(65,029)
TOTAL LIABILITIES AND DEFICIT	528,871	76,679	761,233
Class A Ordinary Shares
DEFICIT
Ordinary shares	233	34	233
Class B Ordinary Shares
DEFICIT
Ordinary shares	¥ 42	$ 6	¥ 42